MARKET RISK BENEFITS - Changes in the Market Risk Benefits for Deferred Variable Annuities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Market Risk Benefit [Roll Forward]
Balance, beginning of the period	$ 50	$ 0
Balance, end of the period	1,249	50
Changes in the instrument-specific credit risk	668	(912)	$ 23,784
GMxB Core
Market Risk Benefit [Roll Forward]
Net amount at risk	3,530	1,115
GMxB Legacy
Market Risk Benefit [Roll Forward]
Net amount at risk	22,631	15,901
Purchased MRB
Market Risk Benefit [Roll Forward]
Net amount at risk	10,766	6,341
Individual Retirement | GMxB Core
Market Risk Benefit [Roll Forward]
Balance, beginning of the period	1,061	2,143
Balance BOP before changes in the instrument specific credit risk	666	1,639
Balance EOP before changes in the instrument-specific credit risk	529	666
Balance, end of the period	$ 530	$ 1,061
Weighted-average crediting rate	63 years 6 months	62 years 7 months 6 days
Net amount at risk	$ 530	$ 1,061
Model changes and effect of changes in cash flow assumptions	(5)	(280)
Actual market movement effect	1,074	(665)
Interest accrual	37	7
Attributed fees accrued	399	386
Market Risk Benefit, Benefit Payment	(37)	(14)
Actual policyholder behavior different from expected behavior	24	(9)
Changes in future economic assumptions	(1,626)	(397)
Issuances	(3)	(1)
Changes in the instrument-specific credit risk	1	395	$ 2,144
Legacy | GMxB Legacy
Market Risk Benefit [Roll Forward]
Balance, beginning of the period	20,236	24,405
Balance BOP before changes in the instrument specific credit risk	19,719	23,944
Balance EOP before changes in the instrument-specific credit risk	15,314	19,719
Balance, end of the period	$ 14,699	$ 20,236
Weighted-average crediting rate	72 years 7 months 6 days	72 years
Net amount at risk	$ 4,287	$ 6,177
Model changes and effect of changes in cash flow assumptions	317	(196)
Actual market movement effect	3,402	(3,026)
Interest accrual	731	197
Attributed fees accrued	882	918
Market Risk Benefit, Benefit Payment	(1,179)	(902)
Actual policyholder behavior different from expected behavior	142	135
Changes in future economic assumptions	(8,700)	(1,351)
Issuances	0	0
Changes in the instrument-specific credit risk	(615)	517
Legacy | Purchased MRB
Market Risk Benefit [Roll Forward]
Balance, beginning of the period	(14,059)	(2,763)
Balance BOP before changes in the instrument specific credit risk	(14,051)	(2,766)
Balance EOP before changes in the instrument-specific credit risk	(10,358)	(14,051)
Balance, end of the period	$ (10,415)	$ (14,059)
Weighted-average crediting rate	67 years 6 months	66 years 10 months 24 days
Model changes and effect of changes in cash flow assumptions	$ (143)	$ 36
Actual market movement effect	(1,226)	799
Interest accrual	(489)	(122)
Attributed fees accrued	(295)	(194)
Market Risk Benefit, Benefit Payment	669	350
Actual policyholder behavior different from expected behavior	(102)	(56)
Changes in future economic assumptions	5,279	(950)
Issuances	0	(11,148)
Changes in the instrument-specific credit risk	(57)	(8)
Legacy | Net Legacy
Market Risk Benefit [Roll Forward]
Balance, beginning of the period	6,177	21,642
Balance BOP before changes in the instrument specific credit risk	5,668	21,178
Balance EOP before changes in the instrument-specific credit risk	4,956	5,668
Balance, end of the period	4,284	6,177
Model changes and effect of changes in cash flow assumptions	174	(160)
Actual market movement effect	2,176	(2,227)
Interest accrual	242	75
Attributed fees accrued	587	724
Market Risk Benefit, Benefit Payment	(510)	(552)
Actual policyholder behavior different from expected behavior	40	79
Changes in future economic assumptions	(3,421)	(2,301)
Issuances	0	(11,148)
Changes in the instrument-specific credit risk	$ (672)	$ 509